Common Stock Subject to Possible Redemption - The condensed balance sheet (Details)	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Common Stock Subject to Possible Redemption
Common stock, shares authorized	400,000,000	400,000,000
Common Stock, Par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Common stock shares outstanding including shares subject to possible redemption	21,451,875	21,451,875
Common stock subject to possible redemption
Common Stock Subject to Possible Redemption
Common stock shares subject to possible redemption	17,161,500	17,161,500